JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 85.4%
Azerbaijan — 0.8%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	300,000	295,406
3.50%, 9/1/2032 (a)	282,000	277,682

		573,088

Bahrain — 3.6%
Kingdom of Bahrain
6.13%, 7/5/2022 (a)	358,000	382,389
6.13%, 8/1/2023 (a)	240,000	262,800
7.00%, 1/26/2026 (a)	321,000	370,554
7.00%, 10/12/2028 (a)	1,463,000	1,684,279

		2,700,022

Bolivia, Plurinational State of — 0.2%
Plurinational State of Bolivia 4.50%, 3/20/2028 (a)	200,000	191,437

Brazil — 5.9%
Federative Republic of Brazil
2.63%, 1/5/2023	401,000	400,373
4.25%, 1/7/2025	520,000	551,525
6.00%, 4/7/2026	181,000	209,790
4.63%, 1/13/2028	446,000	475,269
4.50%, 5/30/2029	510,000	536,616
8.25%, 1/20/2034	505,000	689,483
7.13%, 1/20/2037	75,000	95,063
5.63%, 1/7/2041	279,000	307,423
5.63%, 1/7/2041	200,000	220,375
5.63%, 2/21/2047	842,000	930,410

		4,416,327

Chile — 0.6%
Republic of Chile
3.24%, 2/6/2028	200,000	211,125
3.50%, 1/25/2050	270,000	283,163

		494,288

China — 0.3%
Export-Import Bank of China (The) 2.88%, 4/26/2026 (b)	200,000	204,188

Colombia — 2.3%
Republic of Colombia
8.13%, 5/21/2024	385,000	471,384
3.88%, 4/25/2027	216,000	227,273
7.38%, 9/18/2037	200,000	280,500
5.63%, 2/26/2044	205,000	251,573
5.00%, 6/15/2045	437,000	502,004

		1,732,734

Croatia — 0.4%
Republic of Croatia 6.00%, 1/26/2024 (a)	265,000	303,839

Dominican Republic — 4.4%
Government of Dominican Republic
5.88%, 4/18/2024 (a)	330,000	352,172

Investments	Principal Amount($)	Value($)
5.50%, 1/27/2025 (a)	116,000	123,286
5.95%, 1/25/2027 (b)	722,000	784,273
5.95%, 1/25/2027 (a)	198,000	215,078
6.00%, 7/19/2028 (a)	260,000	284,050
7.45%, 4/30/2044 (a)	419,000	489,444
6.85%, 1/27/2045 (a)	760,000	834,812
6.40%, 6/5/2049 (a)	230,000	241,572

		3,324,687

Ecuador — 3.5%
Republic of Ecuador
7.95%, 6/20/2024 (a)	1,000,000	817,188
9.65%, 12/13/2026 (a)	1,505,000	1,248,209
8.88%, 10/23/2027 (a)	201,000	161,303
7.88%, 1/23/2028 (a)	500,000	388,906

		2,615,606

Egypt — 1.9%
Arab Republic of Egypt
6.13%, 1/31/2022 (a)	337,000	349,532
7.50%, 1/31/2027 (a)	330,000	359,700
7.60%, 3/1/2029 (a)	200,000	212,625
8.50%, 1/31/2047 (a)	500,000	529,063

		1,450,920

Ethiopia — 0.3%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	200,000	209,687

Gabon — 0.6%
Gabonese Republic 6.38%, 12/12/2024 (a)	440,000	439,450

Hungary — 1.1%
Republic of Hungary
5.38%, 2/21/2023	272,000	297,755
5.75%, 11/22/2023	300,000	338,812
7.63%, 3/29/2041	108,000	176,310

		812,877

India — 0.3%
Export-Import Bank of India 3.88%, 2/1/2028 (a)	200,000	211,000

Indonesia — 2.5%
Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/2026 (a)	200,000	218,188
4.15%, 3/29/2027 (a)	200,000	214,125
Republic of Indonesia
4.75%, 1/8/2026 (a)	200,000	221,937
3.50%, 1/11/2028	200,000	207,938
4.10%, 4/24/2028	400,000	432,250
6.63%, 2/17/2037 (a)	210,000	283,106
6.75%, 1/15/2044 (a)	200,000	285,982

		1,863,526

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Iraq — 1.1%
Republic of Iraq
6.75%, 3/9/2023 (a)	300,000	303,094
5.80%, 1/15/2028 (a)	520,000	501,962

		805,056

Ivory Coast — 1.3%
Republic of Cote d’Ivoire
6.38%, 3/3/2028 (a)	622,000	642,992
5.75%, 12/31/2032 (a)(c)	176,880	173,453
6.13%, 6/15/2033 (a)	200,000	195,625

		1,012,070

Jamaica — 1.9%
Jamaica Government International Bond
6.75%, 4/28/2028	230,000	270,466
8.00%, 3/15/2039	671,000	885,300
7.88%, 7/28/2045	225,000	294,750

		1,450,516

Jordan — 1.0%
Kingdom of Jordan
6.13%, 1/29/2026 (a)	266,000	281,711
5.75%, 1/31/2027 (a)	202,000	209,133
7.38%, 10/10/2047 (a)	225,000	233,437

		724,281

Kazakhstan — 0.9%
Republic of Kazakhstan
3.88%, 10/14/2024 (a)	350,000	373,712
6.50%, 7/21/2045 (a)	200,000	290,500

		664,212

Kenya — 1.8%
Republic of Kenya
6.88%, 6/24/2024 (a)	390,000	416,325
7.25%, 2/28/2028 (a)	661,000	692,397
8.25%, 2/28/2048 (a)	280,000	286,738

		1,395,460

Kuwait — 0.6%
Kuwait Government Bond 3.50%, 3/20/2027 (a)	400,000	429,125

Lithuania — 0.1%
Republic of Lithuania 6.13%, 3/9/2021 (a)	100,000	104,804

Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	200,000	207,375

Mexico — 1.8%
United Mexican States
4.13%, 1/21/2026	725,000	775,070
6.05%, 1/11/2040	100,000	128,844
4.75%, 3/8/2044	76,000	82,816
5.55%, 1/21/2045	60,000	73,106
4.35%, 1/15/2047	200,000	207,563
5.75%, 10/12/2110	110,000	127,634

		1,395,033

Mongolia — 0.3%
Mongolia Government International Bond 5.13%, 12/5/2022 (a)	200,000	204,000

Investments	Principal Amount($)	Value($)
Morocco — 0.2%
Kingdom of Morocco 4.25%, 12/11/2022 (a)	150,000	157,406

Oman — 4.9%
Oman Government International Bond
3.88%, 3/8/2022 (a)	632,000	633,580
4.75%, 6/15/2026 (a)	300,000	296,175
5.38%, 3/8/2027 (a)	581,000	582,089
5.63%, 1/17/2028 (a)	200,000	200,250
6.00%, 8/1/2029 (a)	465,000	467,180
6.50%, 3/8/2047 (a)	777,000	727,223
6.75%, 1/17/2048 (b)	205,000	194,302
Oman Sovereign Sukuk SAOC
5.93%, 10/31/2025 (b)	525,000	566,344

		3,667,143

Pakistan — 1.2%
Republic of Pakistan
5.63%, 12/5/2022 (a)	200,000	202,500
8.25%, 4/15/2024 (a)	400,000	438,000
6.88%, 12/5/2027 (a)	295,000	296,475

		936,975

Panama — 1.4%
Republic of Panama
3.88%, 3/17/2028	200,000	217,750
6.70%, 1/26/2036	450,000	633,234
4.50%, 5/15/2047	206,000	243,209

		1,094,193

Paraguay — 0.3%
Republic of Paraguay 6.10%, 8/11/2044 (a)	200,000	240,000

Peru — 1.5%
Republic of Peru
4.13%, 8/25/2027	372,000	416,756
8.75%, 11/21/2033	110,000	181,225
6.55%, 3/14/2037	100,000	145,531
5.63%, 11/18/2050	270,000	393,863

		1,137,375

Philippines — 2.3%
Republic of Philippines
10.63%, 3/16/2025	219,000	310,159
5.50%, 3/30/2026	200,000	237,125
9.50%, 2/2/2030	30,000	47,949
9.50%, 2/2/2030	30,000	47,949
6.38%, 1/15/2032	296,000	401,542
6.38%, 10/23/2034	147,000	207,959
3.70%, 3/1/2041	214,000	242,221
3.70%, 2/2/2042	200,000	226,625

		1,721,529

Poland — 1.1%
Republic of Poland
3.00%, 3/17/2023	706,000	728,945
3.00%, 3/17/2023	90,000	92,925

		821,870

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Qatar — 2.7%
State of Qatar
3.88%, 4/23/2023 (a)	415,000	437,306
4.00%, 3/14/2029 (a)	214,000	238,409
9.75%, 6/15/2030 (a)	97,000	159,505
6.40%, 1/20/2040 (a)	205,000	298,788
4.63%, 6/2/2046 (a)	297,000	360,205
5.10%, 4/23/2048 (b)	400,000	512,250

		2,006,463

Romania — 0.9%
Republic of Romania
6.75%, 2/7/2022 (a)	160,000	174,700
4.38%, 8/22/2023 (a)	138,000	146,711
4.88%, 1/22/2024 (a)	104,000	113,718
6.13%, 1/22/2044 (a)	100,000	129,750
5.13%, 6/15/2048 (a)	130,000	149,175

		714,054

Russia — 2.5%
Russian Federation
4.25%, 6/23/2027 (a)	400,000	434,400
12.75%, 6/24/2028 (a)	355,000	607,494
12.75%, 6/24/2028 (b)	80,000	136,900
5.10%, 3/28/2035 (a)	200,000	235,700
5.88%, 9/16/2043 (a)	200,000	260,937
5.25%, 6/23/2047 (a)	200,000	245,750

		1,921,181

Saudi Arabia — 2.9%
Kingdom of Saudi Arabia
2.88%, 3/4/2023 (a)	320,000	325,920
3.63%, 3/4/2028 (b)	308,000	324,401
4.38%, 4/16/2029 (a)	200,000	223,750
4.50%, 4/17/2030 (a)	417,000	472,774
4.50%, 10/26/2046 (b)	267,000	297,038
4.63%, 10/4/2047 (a)	247,000	279,048
5.00%, 4/17/2049 (b)	200,000	239,062

		2,161,993

Slovakia — 0.3%
Slovak Republic 4.38%, 5/21/2022 (a)	200,000	210,938

South Africa — 4.1%
Republic of South Africa
5.88%, 5/30/2022	220,000	235,400
5.88%, 9/16/2025	284,000	309,560
4.88%, 4/14/2026	320,000	330,500
4.85%, 9/27/2027	275,000	281,531
4.30%, 10/12/2028	494,000	478,661
5.88%, 6/22/2030	461,000	490,251
5.38%, 7/24/2044	204,000	192,525
5.00%, 10/12/2046	205,000	185,653
5.65%, 9/27/2047	221,000	212,989
5.75%, 9/30/2049	390,000	372,111

		3,089,181

Investments	Principal Amount($)	Value($)
Sri Lanka — 3.7%
Republic of Sri Lanka
5.75%, 4/18/2023 (a)	450,000	438,718
6.85%, 11/3/2025 (a)	871,000	853,131
6.83%, 7/18/2026 (a)	200,000	192,493
6.20%, 5/11/2027 (a)	605,000	545,934
6.75%, 4/18/2028 (a)	621,000	568,262
7.85%, 3/14/2029 (a)	200,000	194,000

		2,792,538

Trinidad and Tobago — 0.3%
Republic of Trinidad & Tobago 4.50%, 8/4/2026 (a)(d)	200,000	209,063

Turkey — 7.2%
Hazine Mustesarligi Varlik Kiralama A/S
5.00%, 4/6/2023 (a)	200,000	201,500
4.49%, 11/25/2024 (a)	203,000	197,988
Republic of Turkey
6.25%, 9/26/2022	681,000	707,389
7.25%, 12/23/2023	200,000	215,688
5.75%, 3/22/2024	275,000	279,211
7.38%, 2/5/2025	219,000	236,178
4.25%, 4/14/2026	582,000	535,258
6.00%, 3/25/2027	651,000	647,338
6.13%, 10/24/2028	290,000	288,913
11.88%, 1/15/2030	225,000	315,914
8.00%, 2/14/2034	200,000	222,562
6.88%, 3/17/2036	235,000	235,734
6.75%, 5/30/2040	315,000	307,814
4.88%, 4/16/2043	250,000	197,656
6.63%, 2/17/2045	455,000	432,677
5.75%, 5/11/2047	440,000	376,475

		5,398,295

Ukraine — 4.5%
Republic of Ukraine
7.75%, 9/1/2022 (a)	475,000	503,500
7.75%, 9/1/2023 (a)	217,000	230,237
7.75%, 9/1/2024 (a)	240,000	253,560
7.75%, 9/1/2025 (a)	295,000	311,373
7.75%, 9/1/2026 (a)	720,000	759,600
7.75%, 9/1/2027 (a)	420,000	442,680
7.38%, 9/25/2032 (a)	850,000	864,875

		3,365,825

United Arab Emirates — 1.7%
Abu Dhabi Government Bond
2.50%, 10/11/2022 (a)	300,000	303,375
3.13%, 10/11/2027 (b)	300,000	313,875
4.13%, 10/11/2047 (a)	200,000	232,562
3.13%, 9/30/2049 (a)	200,000	194,750
Sharjah Sukuk Program Ltd. 4.23%, 3/14/2028 (b)	200,000	215,625

		1,260,187

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Uruguay — 1.6%
Republic of Uruguay
4.50%, 8/14/2024	80,000	86,125
4.38%, 10/27/2027	193,000	211,214
7.63%, 3/21/2036	140,000	206,413
5.10%, 6/18/2050	404,000	482,780
4.98%, 4/20/2055	215,000	252,961

		1,239,493

Vietnam — 0.3%
Republic of Vietnam 4.80%, 11/19/2024 (a)	200,000	218,537

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $63,240,526)		64,299,847

CORPORATE BONDS — 13.1%
Azerbaijan — 1.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	401,000	474,062
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (b)	350,000	366,953

		841,015

Bahrain — 0.7%
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (a)	443,000	501,836

Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023 (a)	280,000	308,262

Chile — 0.8%
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027 (a)	372,000	387,694
4.50%, 8/1/2047 (a)	201,000	221,037

		608,731

China — 2.2%
CNAC HK Finbridge Co. Ltd. 3.50%, 7/19/2022 (b)	436,000	443,358
CNOOC Curtis Funding No. 1 Pty. Ltd. 4.50%, 10/3/2023 (a)	200,000	214,500
Sinopec Group Overseas Development Ltd.
3.25%, 4/28/2025 (a)	300,000	308,625
3.63%, 4/12/2027 (a)	200,000	209,920
State Grid Overseas Investment Ltd.
3.13%, 5/22/2023 (a)	200,000	205,000
3.50%, 5/4/2027 (a)	250,000	263,672

		1,645,075

Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT 6.53%, 11/15/2028 (a)	225,000	273,656
Pertamina Persero PT

Investments	Principal Amount($)	Value($)
4.30%, 5/20/2023 (a)	220,000	232,306
Perusahaan Listrik Negara PT 5.25%, 10/24/2042 (a)	200,000	220,375

		726,337

Kazakhstan — 1.3%
Development Bank of Kazakhstan JSC 4.13%, 12/10/2022 (a)	200,000	207,650
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	200,000	266,688
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	211,000	243,496
6.38%, 10/24/2048 (a)	200,000	253,600

		971,434

Malaysia — 0.9%
Petronas Capital Ltd.
7.88%, 5/22/2022 (a)	100,000	113,313
3.50%, 3/18/2025 (a)	250,000	262,109
4.50%, 3/18/2045 (a)	231,000	283,480

		658,902

Mexico — 1.9%
Comision Federal de Electricidad 4.75%, 2/23/2027 (a)	100,000	105,156
Petroleos Mexicanos
4.88%, 1/24/2022	165,000	170,724
4.88%, 1/18/2024	110,000	114,510
6.63%, 6/15/2035	250,000	251,000
5.63%, 1/23/2046	550,000	485,719
6.35%, 2/12/2048	300,000	283,059

		1,410,168

Oman — 0.2%
Lamar Funding Ltd. 3.96%, 5/7/2025 (a)	200,000	188,687

Peru — 0.3%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	228,313

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024 (a)	100,000	124,188

Russia — 0.2%
Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025 (a)	125,000	146,484

Saudi Arabia — 0.4%
Saudi Arabian Oil Co. 2.88%, 4/16/2024 (a)	337,000	341,718

South Africa — 1.0%
Eskom Holdings SOC Ltd.
7.13%, 2/11/2025 (a)	294,000	294,735
6.35%, 8/10/2028 (a)	240,000	254,025
Transnet SOC Ltd. 4.00%, 7/26/2022 (a)	200,000	203,250

		752,010

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025 (a)	200,000	183,500

United Arab Emirates — 0.3%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	200,000	229,000

TOTAL CORPORATE BONDS (Cost $9,528,750)		9,865,660

	Shares
SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (e)(f) (Cost $215,576)	215,576	215,576

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (e)(f) (Cost $210,005)	210,005	210,005

TOTAL SHORT-TERM INVESTMENTS (Cost $425,581)		425,581

Investments	Shares	Value($)
Total Investments — 99.1% (Cost $73,194,857)		74,591,088
Other Assets Less Liabilities — 0.9%		655,137

Net Assets — 100.0%		75,246,225

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
JSC	Joint Stock Company
PT	Limited liability company

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(d)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is $202,791.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2019.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds	$—	$9,865,660	$—	$9,865,660
Foreign Government Securities	—	64,299,847	—	64,299,847
Short-Term Investments
Investment Companies	215,576	—	—	215,576
Investment of cash collateral from securities loaned	210,005	—	—	210,005

Total Short-Term Investments	425,581	—	—	425,581

Total Investments in Securities	$425,581	$74,165,507	$—	$74,591,088

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (a)(b)	$—	$3,059,104	$2,849,099	$—	$—	$210,005	210,005	$8,113	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (a)(b)	353,654	10,851,247	10,989,325	—	—	215,576	215,576	4,780	—

Total	$353,654	$13,910,351	$13,838,424	$—	$—	$425,581		$12,893	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.